Schedule of Share-Based Payments Reserve (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Share-based payments reserve	$ 7,981,298	$ 9,061,897	$ 8,726,228	$ 7,309,323